SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2025	Dec. 31, 2024
Trade Payables And Accrued Liabilities
Trades payables	$ 182,413	$ 322,235
VAT, income and dividend taxes payable	8,898	29,625
Salaries payable	42,114	50,078
Trade payables and accrued liabilities	$ 233,425	$ 401,938